FINANCIAL ASSETS AND LIABILITIES - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers		R$ 5,187,849	R$ 4,184,525
Current		5,168,593	3,920,273
Non-current		19,256	264,252
Total		5,187,849	4,184,525
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers		4,205,516	3,110,114
Natural gas transport and logistics suppliers
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	[1]	R$ 982,333	R$ 1,074,411

[1]	The open balance of natural gas supply primarily refers to the natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”).